INVENTORY	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
INVENTORY [Text Block]

6.  INVENTORY

	December 31,	December 31,
	2024	2023
Finished goods	$94,207	$100,613
Raw materials and supplies	2,948,542	3,275,392
	$3,042,749	$3,376,005

Included in cost of goods sold is $4,681,670, (2023 - $4,915,574; 2022 - $4,695,464) of direct material costs recognized as expense. Inventory written-off during the year was $588,505 (2023 - $214,225; 2022 - $260,040).